Shareholder Report, Average Annual Return (Details)								12 Months Ended			18 Months Ended	24 Months Ended	40 Months Ended	60 Months Ended	61 Months Ended	69 Months Ended	120 Months Ended
	Sep. 29, 2023	Mar. 31, 2023	Sep. 30, 2022	May 26, 2021	Oct. 01, 2019	Sep. 10, 2019	Dec. 27, 2018	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000115425
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Ocean Park Tactical All Asset Fund
Average Annual Return, Percent								8.43%						0.82%			1.37%
C000056130
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Ocean Park Tactical All Asset Fund
Average Annual Return, Percent								8.60%						0.96%			1.52%
C000084926
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Ocean Park Tactical All Asset Fund
C000056131
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Ocean Park Tactical All Asset Fund
C000056132
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Ocean Park Tactical All Asset Fund
C000115426
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Ocean Park Tactical All Asset Fund
C000214244
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Ocean Park Tactical Bond Fund
Average Annual Return, Percent								7.11%						4.30%
C000214245
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Ocean Park Tactical Bond Fund
C000214243
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Ocean Park Tactical Bond Fund
C000214242
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Ocean Park Tactical Bond Fund
C000245140
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Core Growth Fund
C000245137
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Core Growth Fund
C000108313
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Ocean Park Tactical Core Income Fund
Average Annual Return, Percent								6.58%						0.65%			1.86%
C000108314
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Ocean Park Tactical Core Income Fund
C000108315
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Ocean Park Tactical Core Income Fund
C000108316
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Ocean Park Tactical Core Income Fund
C000207097
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Ocean Park Tactical Municipal Fund
Average Annual Return, Percent								6.68%						1.10%		2.18%
C000214793
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Ocean Park Tactical Municipal Fund
C000207099
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Ocean Park Tactical Municipal Fund
C000207098
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Ocean Park Tactical Municipal Fund
C000207096
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Ocean Park Tactical Municipal Fund
C000227417
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Ocean Park Tactical Risk Spectrum 30 Fund
C000227418
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Ocean Park Tactical Risk Spectrum 30 Fund
C000227423
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Ocean Park Tactical Risk Spectrum 50 Fund
Average Annual Return, Percent								10.72%					(0.33%)
C000227422
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Ocean Park Tactical Risk Spectrum 50 Fund
C000227421
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Ocean Park Tactical Risk Spectrum 50 Fund
C000227420
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Ocean Park Tactical Risk Spectrum 50 Fund
C000227426
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Ocean Park Tactical Risk Spectrum 70 Fund
C000227425
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Ocean Park Tactical Risk Spectrum 70 Fund
Without Sales Load [Member] | C000115425
Average Annual Return [Line Items]
Average Annual Return, Percent								12.67%						2.01%			1.97%
Without Sales Load [Member] | C000056130
Average Annual Return [Line Items]
Average Annual Return, Percent								12.84%						2.17%			2.12%
Without Sales Load [Member] | C000084926
Average Annual Return [Line Items]
Average Annual Return, Percent								11.98%						1.40%			1.36%
Without Sales Load [Member] | C000056131
Average Annual Return [Line Items]
Average Annual Return, Percent								12.85%						2.16%			2.12%
Without Sales Load [Member] | C000056132
Average Annual Return [Line Items]
Average Annual Return, Percent								13.15%						2.43%			2.37%
Without Sales Load [Member] | C000115426
Average Annual Return [Line Items]
Average Annual Return, Percent								12.70%						2.02%			1.97%
Without Sales Load [Member] | C000214244
Average Annual Return [Line Items]
Average Annual Return, Percent								11.30%						5.54%
Without Sales Load [Member] | C000214245
Average Annual Return [Line Items]
Average Annual Return, Percent								10.49%						4.81%
Without Sales Load [Member] | C000214243
Average Annual Return [Line Items]
Average Annual Return, Percent								11.59%						5.81%
Without Sales Load [Member] | C000214242
Average Annual Return [Line Items]
Average Annual Return, Percent								11.14%						5.39%
Without Sales Load [Member] | C000245140
Average Annual Return [Line Items]
Average Annual Return, Percent								18.40%	18.35%
Without Sales Load [Member] | C000245137
Average Annual Return [Line Items]
Average Annual Return, Percent								17.91%	17.86%
Without Sales Load [Member] | C000108313
Average Annual Return [Line Items]
Average Annual Return, Percent								10.72%						1.85%			2.46%
Without Sales Load [Member] | C000108314
Average Annual Return [Line Items]
Average Annual Return, Percent								10.07%						1.25%			1.85%
Without Sales Load [Member] | C000108315
Average Annual Return [Line Items]
Average Annual Return, Percent								10.74%						1.86%			2.46%
Without Sales Load [Member] | C000108316
Average Annual Return [Line Items]
Average Annual Return, Percent								11.16%						2.27%			2.85%
Without Sales Load [Member] | C000207097
Average Annual Return [Line Items]
Average Annual Return, Percent								10.84%						2.30%		3.24%
Without Sales Load [Member] | C000214793
Average Annual Return [Line Items]
Average Annual Return, Percent								9.95%						1.55%	1.45%
Without Sales Load [Member] | C000207099
Average Annual Return [Line Items]
Average Annual Return, Percent								10.69%						2.15%		3.04%
Without Sales Load [Member] | C000207098
Average Annual Return [Line Items]
Average Annual Return, Percent								11.01%						2.52%		3.42%
Without Sales Load [Member] | C000207096
Average Annual Return [Line Items]
Average Annual Return, Percent								11.18%						2.62%		3.54%
Without Sales Load [Member] | C000227417
Average Annual Return [Line Items]
Average Annual Return, Percent								13.20%				7.26%
Without Sales Load [Member] | C000227418
Average Annual Return [Line Items]
Average Annual Return, Percent								13.08%				7.21%
Without Sales Load [Member] | C000227423
Average Annual Return [Line Items]
Average Annual Return, Percent								15.06%					1.46%
Without Sales Load [Member] | C000227422
Average Annual Return [Line Items]
Average Annual Return, Percent								14.23%					0.72%
Without Sales Load [Member] | C000227421
Average Annual Return [Line Items]
Average Annual Return, Percent								15.29%					1.70%
Without Sales Load [Member] | C000227420
Average Annual Return [Line Items]
Average Annual Return, Percent								15.00%					1.33%
Without Sales Load [Member] | C000227426
Average Annual Return [Line Items]
Average Annual Return, Percent								16.77%			11.21%
Without Sales Load [Member] | C000227425
Average Annual Return [Line Items]
Average Annual Return, Percent								16.10%			10.63%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Morningstar Conservative Target Risk Index
Average Annual Return, Percent								14.94%						2.75%			3.25%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Morningstar Conservative Target Risk Index
Average Annual Return, Percent								14.94%						2.75%			3.25%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Morningstar Conservative Target Risk Index
Average Annual Return, Percent								14.94%						2.75%			3.25%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Morningstar Conservative Target Risk Index
Average Annual Return, Percent								14.94%						2.75%			3.25%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Morningstar Conservative Target Risk Index
Average Annual Return, Percent								14.94%						2.75%			3.25%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Morningstar Conservative Target Risk Index
Average Annual Return, Percent								14.94%						2.75%			3.25%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								11.57%						0.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								11.57%						0.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								11.57%						0.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								11.57%						0.30%
Morningstar US Market TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR USD
Average Annual Return, Percent								35.60%	35.49%
Morningstar US Market TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR USD
Average Annual Return, Percent								35.60%	35.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								11.57%						0.33%			1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								11.57%						0.33%			1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								11.57%						0.33%			1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								11.57%						0.33%			1.84%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Average Annual Return, Percent								10.37%						1.39%		2.37%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Average Annual Return, Percent								10.37%						1.39%	1.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Average Annual Return, Percent								10.37%						1.39%		2.37%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Average Annual Return, Percent								10.37%						1.39%		2.37%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Average Annual Return, Percent								10.37%						1.39%		2.37%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Conservative Target Risk Index
Average Annual Return, Percent								14.94%				9.62%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Conservative Target Risk Index
Average Annual Return, Percent								14.94%				9.62%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent								18.53%					2.16%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent								18.53%					2.16%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent								18.53%					2.16%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent								18.53%					2.16%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Target Risk Index
Average Annual Return, Percent								22.04%			13.51%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Target Risk Index
Average Annual Return, Percent								22.04%			13.51%
ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA US High Yield Index
Average Annual Return, Percent								15.74%						4.60%
ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA US High Yield Index
Average Annual Return, Percent								15.74%						4.60%
ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA US High Yield Index
Average Annual Return, Percent								15.74%						4.60%
ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA US High Yield Index
Average Annual Return, Percent								15.74%						4.60%
Morningstar Global Markets ex US NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex US NR USD
Average Annual Return, Percent								24.85%	24.78%
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
Average Annual Return, Percent								32.34%	32.18%
Morningstar Global Markets ex US NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex US NR USD
Average Annual Return, Percent								24.85%	24.78%
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
Average Annual Return, Percent								32.34%	32.18%